Other(expenses) income	12 Months Ended
Dec. 31, 2019
Other(expenses) income
Other(expenses) income

(30) Other(expenses) income

	2019	2018	2017
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$1,203,836	1,041,677	896,840
Bargain purchase gain of domestic business acquisition (note 4b)	—	—	87,496
Total other income	1,203,836	1,041,677	984,336
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(944,848)	(737,077)	(731,110)
Other	(263,722)	(201,940)	(85,584)
Total other expenses	(1,208,570)	(939,017)	(816,694)
Total other (expenses) income, net	$(4,734)	102,660	167,642